Note 14 - Operating Lease Commitments	12 Months Ended
Dec. 31, 2013
Disclosure Text Block Supplement [Abstract]
Commitments Disclosure [Text Block]
14.  OPERATING LEASE COMMITMENTS

The Company leases certain land, office space, warehouse space and equipment under agreements which are classified as operating leases for financial statement purposes. Certain of these leases provide for payment of real estate taxes, common area maintenance, insurance and certain other expenses. Lease terms may have escalating rent provisions and rent holidays which are recognized on a straight-line basis over the term of the lease. The leases expire at various dates through 2047. Total rental expense for leases for the Successor and Predecessor 2013 Periods was $1,458 and $9,142, respectively. Total rental expense for leases for the years ended December 31, 2012 and 2011 was $9,700 and $10,224, respectively. The fixed operating lease commitments detailed below assume that the Company continues the leases through their initial lease terms.

Minimum future non-cancelable operating lease commitments are as follows:

2014	$7,449
2015	4,970
2016	3,625
2017	2,900
2018	2,482
Thereafter	17,295
$38,721